WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 88.0%
COMMUNICATION SERVICES - 5.4%
Entertainment - 0.1%
Activision Blizzard Inc., Senior Notes	1.350%	9/15/30	$10,000	$9,663

Interactive Media & Services - 0.4%
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	29,310

Media - 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	30,000	31,790
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	50,000	57,605
Comcast Corp., Senior Notes	3.400%	4/1/30	10,000	11,443
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,640
Fox Corp., Senior Notes	5.476%	1/25/39	10,000	13,319
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	210,705

Total Media				336,502

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	20,000	20,300	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	10,000	9,877	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	10,000	11,566	(a)

Total Wireless Telecommunication Services				41,743

TOTAL COMMUNICATION SERVICES				417,218

CONSUMER DISCRETIONARY - 6.4%
Automobiles - 4.3%
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.900%)	1.150%	9/10/21	10,000	10,010	(b)
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	40,000	41,168
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	40,000	42,033
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.530%	6/30/22	30,000	30,035	(b)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	200,000	202,962	(a)

Total Automobiles				326,208

Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	10,000	9,917
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	20,000	13,800	(a)

Total Hotels, Restaurants & Leisure				23,717

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.5%
DR Horton Inc., Senior Notes	2.500%	10/15/24	$20,000	$21,139
Lennar Corp., Senior Notes	8.375%	1/15/21	20,000	20,260

Total Household Durables				41,399

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	20,000	20,207
Amazon.com Inc., Senior Notes	2.500%	6/3/50	10,000	9,911

Total Internet & Direct Marketing Retail				30,118

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	20,000	21,450

Specialty Retail - 0.6%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	30,000	29,704
Macy’s Retail Holdings LLC, Senior Notes	3.450%	1/15/21	20,000	19,850

Total Specialty Retail				49,554

TOTAL CONSUMER DISCRETIONARY				492,446

CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Coca-Cola Co., Senior Notes	1.375%	3/15/31	10,000	9,923
Coca-Cola Co., Senior Notes	2.500%	6/1/40	10,000	10,535

Total Beverages				20,458

Food & Staples Retailing - 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	10,000	10,190
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	10,101

Total Food & Staples Retailing				20,291

Food Products - 0.5%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	10,226
Mars Inc., Senior Notes	2.375%	7/16/40	10,000	9,843	(a)
Mondelez International Inc., Senior Notes	1.500%	2/4/31	20,000	19,428

Total Food Products				39,497

Household Products - 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	10,000	10,182
Kimberly-Clark Corp., Senior Notes	1.050%	9/15/27	10,000	10,024

Total Household Products				20,206

Tobacco - 2.8%
Altria Group Inc., Senior Notes	3.800%	2/14/24	150,000	163,227
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	40,000	40,146
Cargill Inc., Senior Notes	1.375%	7/23/23	10,000	10,229	(a)

Total Tobacco				213,602

TOTAL CONSUMER STAPLES				314,054

See Notes to Schedule of Investments.

2	Western Asset Short Duration Income ETF 2020 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 14.4%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	2.920%	3/1/30	$10,000	$9,720

Oil, Gas & Consumable Fuels - 14.3%
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	10,000	10,830	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	40,000	42,705
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	10,000	10,776
Continental Resources Inc., Senior Notes	4.500%	4/15/23	60,000	57,041
Devon Energy Corp., Senior Notes	5.850%	12/15/25	30,000	33,487
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	30,000	31,041
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	10,000	10,261
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	10,000	11,282
Ecopetrol SA, Senior Notes	5.875%	9/18/23	50,000	54,812
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	10,000	10,538
Energy Transfer Operating LP, Senior Notes	4.050%	3/15/25	80,000	84,165
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	50,000	50,314
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	10,000	9,801
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	11,767
EQT Corp., Senior Notes	3.000%	10/1/22	20,000	19,969
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	20,000	22,607
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,069
MEG Energy Corp., Senior Notes	7.125%	2/1/27	20,000	17,995	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	10,000	10,524
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	210,000	174,783
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	10,000	10,638	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,406	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	130,000	130,000
Range Resources Corp., Senior Notes	9.250%	2/1/26	30,000	31,800	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	20,000	25,019
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	10,000	10,198	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	10,000	10,705	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	16,000	16,955
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	150,000	157,984
WPX Energy Inc., Senior Notes	4.500%	1/15/30	10,000	9,600

Total Oil, Gas & Consumable Fuels				1,100,072

TOTAL ENERGY				1,109,792

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 28.6%
Banks - 18.3%
Bank of America Corp., Senior Notes (0.810% to 10/24/23 then SOFR + 0.740%)	0.810%	10/24/24	$20,000	$20,020	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	10,000	10,050	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	70,000	73,096	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	227,808	(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	10,000	10,114
Citigroup Inc., Senior Notes (5.316% to 3/26/40 then SOFR + 4.548%)	5.316%	3/26/41	30,000	40,727	(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	211,984	(a)(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	14,053
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	10,000	10,511	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	60,000	63,897	(b)
Natwest Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.750%	5/15/23	260,000	261,703	(b)
Svenska Handelsbanken AB, Senior Notes	0.625%	6/30/23	250,000	250,800	(a)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	200,000	202,568	(a)(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	10,000	11,996	(b)

Total Banks				1,409,327

Capital Markets - 1.5%
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	10,000	11,531
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	20,000	26,617
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	20,000	20,948	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	50,000	53,288	(b)

Total Capital Markets				112,384

Consumer Finance - 0.4%
Synchrony Financial, Senior Notes	2.850%	7/25/22	30,000	30,949

See Notes to Schedule of Investments.

4	Western Asset Short Duration Income ETF 2020 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	$200,000	$203,345
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	278,976
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	41,450	27,772	(a)(c)

Total Diversified Financial Services				510,093

Insurance - 1.8%
American International Group Inc., Senior Notes	2.500%	6/30/25	10,000	10,721
American International Group Inc., Senior Notes	3.400%	6/30/30	10,000	11,119
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	40,226	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	10,000	10,258
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	60,000	62,256	(a)

Total Insurance				134,580

TOTAL FINANCIALS				2,197,333

HEALTH CARE - 5.7%
Biotechnology - 1.0%
AbbVie Inc., Senior Notes	2.950%	11/21/26	60,000	65,525	(a)
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	10,000	9,640

Total Biotechnology				75,165

Health Care Equipment & Supplies - 1.1%
Baxter International Inc., Senior Notes	1.730%	4/1/31	20,000	19,962	(a)
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	60,000	62,065

Total Health Care Equipment & Supplies				82,027

Health Care Providers & Services - 3.3%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	11,157
Centene Corp., Senior Notes	4.750%	1/15/25	10,000	10,275
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	10,888
Centene Corp., Senior Notes	3.375%	2/15/30	40,000	41,550
Cigna Corp., Senior Notes	2.400%	3/15/30	40,000	41,495
Cigna Corp., Senior Notes	3.200%	3/15/40	10,000	10,559
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	9,983
CVS Health Corp., Senior Notes	3.700%	3/9/23	5,000	5,352
CVS Health Corp., Senior Notes	2.625%	8/15/24	30,000	31,999
CVS Health Corp., Senior Notes	1.300%	8/21/27	20,000	19,655

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	4.250%	4/1/50	$10,000	$11,684
Magellan Health Inc., Senior Notes	4.900%	9/22/24	50,000	52,568

Total Health Care Providers & Services				257,165

Pharmaceuticals - 0.3%
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	20,000	20,024

TOTAL HEALTH CARE				434,381

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.8%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	10,000	10,023	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	10,000	9,425	(a)
Boeing Co., Senior Notes	4.875%	5/1/25	20,000	21,749
Boeing Co., Senior Notes	3.250%	2/1/28	40,000	39,998
General Dynamics Corp., Senior Notes	4.250%	4/1/50	17,000	22,087
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	10,000	10,388
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	20,000	21,134

Total Aerospace & Defense				134,804

Airlines - 3.0%
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	90,644	84,453
Continental Airlines Pass-Through Trust	9.798%	4/1/21	6,389	6,100
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	20,000	19,989
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	20,000	20,045
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	10,000	10,222	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	100,000	90,930

Total Airlines				231,739

Building Products - 0.8%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	30,000	31,518	(a)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Notes	1.750%	9/15/30	20,000	19,911
Lennox International Inc., Senior Notes	1.350%	8/1/25	10,000	10,116

Total Building Products				61,545

Commercial Services & Supplies - 0.4%
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	31,870

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	3.700%	4/15/50	10,000	11,850
Honeywell International Inc., Senior Notes	1.950%	6/1/30	20,000	20,846

Total Industrial Conglomerates				32,696

See Notes to Schedule of Investments.

6	Western Asset Short Duration Income ETF 2020 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.4%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	$30,000	$31,936

Trading Companies & Distributors - 2.7%
Air Lease Corp., Senior Notes	3.000%	9/15/23	80,000	81,529
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	130,000	126,959	(a)

Total Trading Companies & Distributors				208,488

TOTAL INDUSTRIALS				733,078

INFORMATION TECHNOLOGY - 9.1%
IT Services - 1.9%
Mastercard Inc., Senior Notes	3.300%	3/26/27	10,000	11,320
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	70,000	71,495
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	20,000	21,226
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	20,000	20,994
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	9,748
Visa Inc., Senior Notes	1.100%	2/15/31	10,000	9,648

Total IT Services				144,431

Semiconductors & Semiconductor Equipment - 6.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	2.650%	1/15/23	20,000	20,800
Broadcom Inc., Senior Notes	5.000%	4/15/30	50,000	58,815
Broadcom Inc., Senior Notes	4.150%	11/15/30	30,000	33,608
Lam Research corp., Senior Notes	1.900%	6/15/30	10,000	10,285
Micron Technology Inc., Senior Notes	4.640%	2/6/24	80,000	89,004
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	23,225
NVIDIA Corp., Senior Notes	3.700%	4/1/60	10,000	11,681
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	10,000	10,983	(a)
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	210,000	208,352	(a)

Total Semiconductors & Semiconductor Equipment				466,753

Software - 1.1%
Adobe Inc., Senior Notes	2.150%	2/1/27	30,000	31,947
Adobe Inc., Senior Notes	2.300%	2/1/30	50,000	53,606

Total Software				85,553

TOTAL INFORMATION TECHNOLOGY				696,737

MATERIALS - 1.8%
Metals & Mining - 1.8%
Freeport-McMoRan Inc.	4.375%	8/1/28	20,000	20,875
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	80,000	84,794	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	7

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	$20,000	$19,878	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	10,819

TOTAL MATERIALS				136,366

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	100,000	95,748
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	10,000	9,525
Simon Property Group LP, Senior Notes	3.500%	9/1/25	20,000	21,891
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	10,000	10,125	(a)

TOTAL REAL ESTATE				137,289

UTILITIES - 1.2%
Electric Utilities - 1.2%
DTE Electric Co., Secured Notes	2.625%	3/1/31	20,000	21,915
Duke Energy Ohio Inc.	2.125%	6/1/30	10,000	10,386
Edison International, Senior Notes	4.950%	4/15/25	10,000	11,060
Exelon Corp., Senior Notes	4.050%	4/15/30	10,000	11,576
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	20,000	20,002
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	20,000	19,309

TOTAL UTILITIES				94,248

TOTAL CORPORATE BONDS & NOTES (Cost - $6,611,746)				6,762,942

ASSET-BACKED SECURITIES - 8.8%
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	1.918%	1/17/30	250,000	243,041	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	87,062	88,387	(a)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.009%	1/23/28	250,000	247,285	(a)(b)
Upgrade Receivables Trust, 2018-1A C	5.170%	11/15/24	100,000	99,742	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $685,883)				678,455

SOVEREIGN BONDS - 0.8%
Argentina - 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,719	1,934
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	135,800	49,839

Total Argentina				51,773

See Notes to Schedule of Investments.

8	Western Asset Short Duration Income ETF 2020 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	$10,000	$10,810

TOTAL SOVEREIGN BONDS (Cost - $84,321)				62,583

SENIOR LOANS - 0.8%
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Boeing Co., Term Loan, (3 mo. USD LIBOR + 1.250%)	1.500-1.520%	2/7/22	40,000	38,950	(b)(d)(e)

Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan	—	10/20/27	10,000	9,954	(f)

TOTAL INDUSTRIALS				48,904

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, Initial Term Loan, (1 mo. USD LIBOR + 2.500%)	2.640%	9/4/27	10,000	9,971	(b)(d)(e)

TOTAL SENIOR LOANS (Cost - $58,371)				58,875

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,440,321)				7,562,855

			SHARES
SHORT-TERM INVESTMENTS - 1.2%
BNY Mellon Cash Reserve Fund (Cost - $87,306)	0.010%		87,305	87,306

TOTAL INVESTMENTS - 99.6% (Cost - $7,527,627)				7,650,161
Other Assets in Excess of Liabilities - 0.4%				34,029

TOTAL NET ASSETS - 100.0%				$7,684,190

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	All or a portion of this loan is unfunded as of October 31, 2020. The interest rate for fully unfunded term loans is to be determined.

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	9

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At October 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	8	12/20	$1,766,967	$1,766,750	$(217)
U.S. Treasury 5-Year Notes	5	12/20	628,914	628,008	(906)

					(1,123)

Contracts to Sell:
U.S. Treasury 10-Year Notes	12	12/20	1,663,440	1,658,625	4,815
U.S. Treasury Ultra 10-Year Notes	1	12/20	158,076	157,281	795
U.S. Treasury Ultra Long-Term Bonds	1	12/20	224,170	215,000	9,170

					14,780

Net unrealized appreciation on open futures contracts					$13,657

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.

See Notes to Schedule of Investments.

10	Western Asset Short Duration Income ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing

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Notes to Schedule of Investments (unaudited) (continued)

service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$6,762,942	—	$6,762,942
Asset-Backed Securities	—	678,455	—	678,455
Sovereign Bonds	—	62,583	—	62,583
Senior Loans	—	58,875	—	58,875

Total Long-Term Investments	—	7,562,855	—	7,562,855

Short-Term Investments†	—	87,306	—	87,306

Total Investments	—	$7,650,161	—	$7,650,161

Other Financial Instruments:
Futures Contracts	$14,780	—	—	$14,780

Total	$14,780	$7,650,161	—	$7,664,941

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,123	—	—	$1,123

†	See Schedule of Investments for additional detailed categorizations.

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